INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Currently payable:
Federal									$ 667	$ 680	$ 877
State									231	261	186
Current income taxes, total									898	941	1,063
Deferred									(28)	(9)	(68)
Change in corporate tax rate											133
Total	$ 175	$ 218	$ 194	$ 283	$ 233	$ 265	$ 192	$ 242	$ 870	$ 932	$ 1,128